KATTEN MUCHIN ROSENMAN LLP
575 Madison Avenue
New York, New York 10022
February 16, 2009
United States Securities & Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Equity Opportunity Trust Dividend Income Value Strategy Series 2009A File #333-157008 Rule 497(j) Filing
Dear Sir/Madam:
     On behalf of the Registrant, the undersigned certifies that the form of Prospectus that would have been filed under Section 497(b) would not have differed from that contained in the text of the Registrant’s most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on February 13, 2009.

Very truly yours,
/s/ Kathleen H. Moriarty, Esq.
Kathleen H. Moriarty, Esq.

cc: Ms. Patricia Mengiste